CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (161,898,979)	$ (25,293,145)	$ (93,570,188)
Other comprehensive income/(loss), net of tax of $nil:
Change in cumulative foreign currency translation adjustment	15,975,288	(33,515,974)	1,589,686
Comprehensive loss	$ (145,923,691)	$ (58,809,119)	$ (91,980,502)